BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 1,355,905	$ 1,561,863	$ 1,194,182	$ 1,834,082	$ 5,874,921
Escrow deposit	596,070
Mortgages receivable	40,072,875	32,521,588	$ 29,270,142	26,017,867
Mortgages receivable, affiliate		1,229,022		1,515,000
Interest and fees receivable	498,423	478,928		265,492
Other receivables	178,231	182,842		17,500
Due from borrowers	153,923	81,911		60,499
Prepaid insurance	32,260
Property and equipment, net	494,619	397,448
Real estate owned	1,177,291	1,222,454		1,001,054
Pre-offering costs		625,890		45,000
Deposits on property	32,000
Deferred financing costs	66,567	67,475		38,992
Total assets	44,658,164	38,369,421		30,795,486
Liabilities
Line of credit	4,150,100	8,113,943		6,000,000
Mortgage payable	308,343	310,000
Notes payable, other	169,338
Accrued expenses	314,870	196,086
Security deposit held	800	800
Advances from borrowers	671,430	291,875		107,714
Due to shareholders	25,568	656,296		230,409
Deferred revenue	402,766	290,456		190,017	118,718
Accrued interest	13,035	24,350		37,829
Total liabilities	6,056,250	9,883,806		6,565,969
Shareholders'/members' equity:
Preferred shares - $.001 par value; 5,000,000 shares authorized; no shares issued
Common stock - $.001 par value; 50,000,000 authorized; 11,103,237 issued and outstanding	11,103
Additional paid-in capital	37,980,133
Members' equity		28,485,615		24,229,517	$ 16,104,075
Retained earnings	610,678
Total shareholders'/members' equity	38,601,914	28,485,615		24,229,517
Total liabilities and shareholders'/members' equity	$ 44,658,164	$ 38,369,421		$ 30,795,486